As filed with the Securities and Exchange Commission on November 8, 2010

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737

                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)

                              13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
                           --------------------------
              (Address of principal executive offices) (Zip code)

                        U. S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                           --------------------------
                    (Name and address of agent for service)

                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31
                         ---------

Date of reporting period:  AUGUST 31, 2010
                           ---------------

THE PURISIMA FUNDS

      ANNUAL REPORT
      AUGUST 31, 2010
      The Purisima Total Return Fund

TABLE OF CONTENTS

    A Letter to Our Shareholders                                      2
    Sector Breakdown                                                  6
    Expense Example                                                   6
    Schedule of Investments                                           8
    Statement of Assets and Liabilities                              14
    Statement of Operations                                          15
    Statement of Changes in Net Assets                               16
    Financial Highlights                                             17
    Notes to Financial Statements                                    18
    Report of Independent Registered Public Accounting Firm          25
    Other Information                                                27
    Trustees and Officer Information                                 28
    Privacy Notice                                                   32

INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND

Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.

EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima Total Return Fund for the 12-month period ending August 31, 2010. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK

Global equities finished this one year period slightly positive, with the MSCI World Index rising 2.1% through August 31, 2010. In our earlier communications, we outlined expectations for a back-end loaded and overall positive 2010. We maintain that view and, to us, 2010 has been typical of most positive years in the last decade - volatility and muted net returns early on, with most of the gains closer to year end. Of course, there are still several months left in the calendar year but we think the positive momentum could continue.

Investor sentiment remains exceptionally dour, but doomsayers seem to be out of fresh ideas. Instead, the same worries are rehashed over and over again. Persistently high unemployment, a double-dip recession, European debt woes leading to global contagion, inflation, deflation, debt, deficits, unemployment, housing - all are old stories that mimic concerns following many past recessions. In our view, few of the most common fears have real teeth. The period ahead doesn't require a massive positive catalyst to drive stocks higher
- the realization previous fears are false should be enough. Today's media reads almost identically to that of late 1991 and early 1992 in the aftermath of the S&L crisis and 1990 recession - same issues, same proportions, and same fears, almost identically.

Political rhetoric is about to hit fever pitch in the US with midterms just ahead and high expectations for congressional gridlock. But global politics have been grid locking all year - Germany, Sweden, Australia, the UK, and Japan are just a few examples of countries that had to cobble together coalitions recently to maintain power, limiting dominant parties' abilities to pass controversial legislation. This should be bullish not only for the remainder of 2010, but likely also into 2011 - the third year of a presidential term and historically a sweet spot for stocks.

FUND POSITIONING

Market and economic fundamentals have continued to signal recovery. The global economy has been growing nicely, driven by developing economies. Stocks remain attractively valued relative to fixed income alternatives. Monetary policies globally have remained highly accommodative. Corporate earnings have grown at a spectacular clip as top-line growth and lean cost structures boost firms' bottom lines. Corporate balance sheets appear beyond exceptionally healthy including current record cash levels. Global trade has begun to surge again along with a bevy of new free trade agreements. Regulatory uncertainty is waning. These forces have been building since the recovery began, and we remain fully invested in equities to capture any potential stock market gains.

For the 12-month period ending August 31, 2010, the Fund slightly underperformed the MSCI World Index benchmark. In aggregate, country positioning benefited returns relative to the benchmark. The Fund's overweights to Emerging Markets and Switzerland and underweights to Italy, Japan, and France helped relative performance, while underweights to the UK, Singapore, Sweden, and Canada detracted.

Sector positioning also had a slight positive impact on relative returns. The Fund's overweights to Industrials, Materials, and Consumer Discretionary and underweight to Financials contributed positively to relative returns. Overweights to Information Technology and Energy and underweights to Telecommunication Services and Consumer Staples detracted.

Stock selection in aggregate detracted from the Fund's returns. Stock selection in the UK, Emerging Markets, Industrials, and Materials boosted relative returns, while stock selection in Japan, Switzerland, Financials, and Energy hurt.

CLOSING REMARKS

Risks do exist as always, and lightning strikes can always knock things astray temporarily. But in our view, the fundamental positives far outweigh the negatives, and we expect the bull market to continue ahead.

Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE

VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC

PERFORMANCE SUMMARY
FOR YEAR ENDED AUGUST 31, 2010

PURISIMA TOTAL RETURN FUND
GROWTH OF $10,000

PURISIMA TOTAL RETURN FUND CUMULATIVE TOTAL RETURN VERSUS MSCI WORLD INDEX $10,000 INVESTED FROM 9/1/00 TO 8/31/10*

 [The following table was represented as a line chart in the printed material.]

                                     TOTAL     MSCI WORLD
                                    RETURN        INDEX
                                    ------        -----
                       8/31/2000     10,000      10,000
                       2/28/2001      9,625       8,286
                       8/31/2001      9,867       7,461
                       2/28/2002      9,942       7,100
                       8/31/2002      8,218       6,178
                       2/28/2003      7,294       5,637
                       8/31/2003      9,057       6,853
                       2/29/2004     10,453       8,138
                       8/31/2004      9,847       7,923
                       2/28/2005     11,135       9,113
                       8/31/2005     11,344       9,358
                       2/28/2006     12,680      10,321
                       8/31/2006     12,994      10,833
                       2/28/2007     13,946      11,957
                       8/31/2007     15,025      12,672
                       2/29/2008     14,380      11,894
                       8/31/2008     13,260      11,142
                       2/28/2009      7,226       6,290
                       8/31/2009     10,958       9,224
                       2/28/2010     11,822       9,705
                       8/31/2010     11,004       9,367

                           PURISIMA TOTAL RETURN FUND
                  ONE-YEAR
                    Average Annual Total Return(2)**    0.42%
                  FIVE-YEAR
                    Average Annual Total Return(2)**   -0.61%
                  TEN-YEAR
                    Cumulative Total Return(1)**       10.32%
                    Average Annual Total Return(2)**    0.96%

                                MSCI WORLD INDEX*
                  ONE-YEAR
                    Average Annual Total Return(2)**    1.54%
                  FIVE-YEAR
                    Average Annual Total Return(2)**    0.02%
                  TEN-YEAR
                    Cumulative Total Return(1)**       -6.33%
                    Average Annual Total Return(2)**   -0.65%

PLEASE NOTE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800-841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1 Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.
2 Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.
* The MSCI World Index is an unmanaged global stock index comprised of various world stock markets, including the U.S. The total return of a $10,000 investment includes all expenses.
** The total returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The total return reflects the rate an investment would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA TOTAL RETURN FUND
            ----------------------------------------------------
            Industrials                                    17.8%
            Information Technology                         17.7%
            Materials                                      14.5%
            Financials                                     12.9%
            Consumer Discretionary                         12.1%
            Energy                                         12.0%
            Consumer Staples                                7.3%
            Health Care                                     4.1%
            Telecommunication Services                      1.5%
            Mutual Funds                                    0.1%
            Utilities                                       0.0%
            ----------------------------------------------------
            Total                                         100.0%

----------
1     Percentage of Total Investments as of August 31, 2010.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2010 to August 31, 2010, for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        ACTUAL        HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND            PERFORMANCE    (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (03/01/10)     $1,000.00            $ 1,000.00
Ending Account Value (08/31/10)        $  930.80            $ 1,018.65
Expenses Paid During Period(1)         $    6.33            $     6.61

1 Expenses are equal to the Fund's expense ratio for the six month period of 1.30% for the Total Return Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010

SHARES/PRINCIPAL VALUE                                                 VALUE
-------------------------------------------------------------------------------
COMMON STOCKS: 99.1%
AUSTRALIA: 1.9%
    98,500    BHP Billiton, Ltd. - ADR                             $  6,553,205
                                                                   ------------
BRAZIL: 3.9%
    26,800    Companhia Siderurgica Nacional SA - ADR                   414,060
     9,800    Empresa Brasileira de Aeronautica SA
                (Embraer) - ADR                                         242,942
    34,300    Gafisa SA                                                 233,972
   179,775    Petroleo Brasileiro SA - ADR                            5,995,496
   224,900    Vale SA - ADR                                           6,016,075
    36,200    Weg SA                                                    353,498
                                                                   ------------
                                                                     13,256,043
                                                                   ------------
CANADA: 2.9%
   125,800    Bank Nova Scotia Halifax                                6,061,044
    72,500    Cenovus Energy, Inc.                                    1,950,975
    72,500    EnCana Corporation                                      1,993,025
                                                                   ------------
                                                                     10,005,044
                                                                   ------------
CHINA: 2.9%
   102,000    Baidu.com - ADR (a)                                     7,999,860
   164,000    China Cosco Holdings Company, Ltd.                        170,562
     3,100    China Life Insurance Company, Ltd. - ADR                  178,405
   146,000    China Oilfield Services, Ltd.                             186,753
     3,250    China Petroleum & Chemical Corporation - ADR              257,432
     2,275    CNOOC, Ltd. - ADR                                         386,340
   365,000    Industrial & Commercial Bank of China, Ltd.               265,113
   420,000    Lenovo Group, Ltd.                                        240,810
    42,400    Weichai Power Company, Ltd.                               352,663
                                                                   ------------
                                                                     10,037,938
                                                                   ------------
FINLAND: 0.7%
   296,400    Nokia Oyj - ADR                                         2,537,184
                                                                   ------------
FRANCE: 3.1%
    18,200    AXA                                                       282,880
   180,550    AXA - ADR                                               2,787,692
    46,708    BNP Paribas SA                                          2,922,247
    97,708    Total SA - ADR                                          4,558,078
                                                                   ------------
                                                                     10,550,897
                                                                   ------------


8  The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                 VALUE
-------------------------------------------------------------------------------
GERMANY: 4.7%
   136,300     BASF AG - ADR                                       $  7,174,832
    98,900     Siemens AG - ADR                                       8,953,417
                                                                   ------------
                                                                     16,128,249
                                                                   ------------
HONG KONG: 1.0%
   283,800     Cheung Kong Holdings, Ltd. - ADR                       3,536,148
                                                                   ------------
INDIA: 0.2%
     1,425     HDFC Bank, Ltd. - ADR                                    227,715
     4,800     ICICI Bank, Ltd. - ADR                                   198,288
     3,750     Reliance Industries, Ltd. GDR 144A                       146,587
     9,550     Sterlite Industries India, Ltd. - ADR                    123,004
                                                                   ------------
                                                                        695,594
INDONESIA: 0.3%
   245,500     Bank Rakyat Tbk PT                                       252,701
   874,400     Bumi Resources Tbk PT                                    160,654
   293,000     International Nickel Indonesia Tbk PT                    138,636
   426,500     Medco Energi Internasional Tbk PT                        145,156
     5,050     Telekomunikasi Indonesia Tbk PT - ADR                    196,950
                                                                   ------------
                                                                        894,097
                                                                   ------------
JAPAN: 4.3%
   156,700     Honda Motor Company, Ltd. - ADR                        5,160,131
   454,200     Mitsubishi UFJ Financial Group, Incorporated - ADR     2,157,450
   283,800     Nomura Holdings, Incorporated                          1,597,874
   260,900     Panasonic Corporation - ADR                            3,289,949
    86,200     Sony Corporation                                       2,429,730
                                                                   ------------
                                                                     14,635,134
                                                                   ------------
 MALAYSIA:0.2%
    89,400     CIMB Group Holdings BHD                                  222,207
    97,000     Genting BHD                                              292,099
   215,600     MMC Corporation BHD                                      173,819
                                                                   ------------
                                                                        688,125
                                                                   ------------
MEXICO: 1.6%
    99,200     America Movil SA de CV - ADR                           4,625,696
   164,320     Grupo Mexico SA de CV                                    422,147
    15,850     Industrias Penoles SA de CV                              331,424
    10,800     Wal-Mart De Mexico SA de CV - ADR                        242,244
                                                                   ------------
                                                                      5,621,511
                                                                   ------------
NETHERLANDS: 2.0%
   258,400     Unilever NV - ADR                                      6,922,536
                                                                   ------------
PHILIPPINES: 0.0%
     2,800     Philippine Long Distance Telephone - ADR                 150,976
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.  9

SHARES/PRINCIPAL VALUE                                                 VALUE
-------------------------------------------------------------------------------
POLAND: 0.1%
     1,650     Bank Pekao SA - GDR                                 $     80,255
     1,275     Bre Bank SA (a)                                          102,484
     4,600     KGHM Polska Miedz SA - GDR                               155,614
                                                                   ------------
                                                                        338,353
                                                                   ------------
RUSSIAN FEDERATION: 0.1%
     2,800     LUKOIL - ADR                                             147,980
    10,100     OAO Gazprom - Sponsored ADR                              208,720
                                                                   ------------
                                                                        356,700
                                                                   ------------
SOUTH AFRICA: 0.2%
     2,500     Anglo Platinum, Ltd. - ADR                               207,000
    10,300     MTN Group Ltd.                                           168,292
     4,900     Sasol, Ltd. - ADR                                        184,730
                                                                   ------------
                                                                        560,022
                                                                   ------------
SOUTH KOREA: 0.9%
     6,500     Daewoo Securities Company, Ltd.                          119,547
     1,100     Daewoo Shipbuilding & Marine
                 Engineering Company, Ltd.                               21,378
     4,700     Daewoo Shipbuilding & Marine
                 Engineering Company, Ltd. - GDR                        182,877
     6,800     Hynix Semiconductor Incorporated (a)                     119,676
     2,575     Hyundai Dept Store                                       257,736
     1,350     Hyundai Heavy Industries Company, Ltd.                   297,272
     2,625     KB Financial Group, Incorporated - ADR                   106,943
     4,300     LG Display Company,Ltd.                                  119,434
       750     Lotte Shopping Company                                   243,035
     3,150     POSCO - ADR                                              318,024
     1,125     Samsung Electronics Company, Ltd. - GDR 144A             354,207
       825     Samsung Fire & Marine Insurance Company                  131,777
     2,300     Samsung Securities Company, Ltd.                         111,269
     1,800     Shinhan Financial Group Company, Ltd. - ADR              137,952
     3,250     SK Energy Company, Ltd.                                  345,629
     1,900     Woori Finance Holdings Company, Ltd. - ADR                64,315
     7,500     Woori Investment & Securities, Incorporated              109,788
                                                                   ------------
                                                                      3,040,859
                                                                   ------------
SPAIN: 1.7%
   490,121     Banco Santander Central Hispano SA - ADR               5,729,514
                                                                   ------------
SWITZERLAND: 8.8%
   312,800     ABB, Ltd. - ADR                                     $  6,058,936
   163,300     Credit Suisse Group - ADR                              7,165,604
   162,050     Nestle SA                                              8,395,794
    46,000     Roche Holdings AG                                      6,252,647
    44,306     Transocean, Ltd. (a)                                   2,255,176
                                                                   ------------
                                                                     30,128,157
                                                                   ------------


10  The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                 VALUE
-------------------------------------------------------------------------------
TAIWAN: 0.3%
    35,175     Advanced Semiconductor Engineering,
                 Incorporated - ADR                                $    119,243
     3,187     Asustek Computer, Incorporated - GDR                     106,142
    39,445     Hon Hai Precision - GDR                                  291,892
    21,246     Pegatron Corporation (a)                                  56,046
    18,542     Siliconware Precision Industries, Ltd. - ADR              82,883
    39,335     Taiwan Semiconductor Manufacturing
                 Company, Ltd. - ADR                                    370,142
                                                                   ------------
                                                                      1,026,348
                                                                   ------------
TURKEY: 0.0%
     6,800     Turkcell Iletisim Hizmet AS - ADR                        107,780
                                                                   ------------
UNITED KINGDOM:3.1%
   170,000     Anglo American Plc - ADR                               3,027,700
    69,350     GlaxoSmithKline Plc - ADR                              2,593,690
    98,500     Rio Tinto Plc - ADR                                    4,967,355
                                                                   ------------
                                                                     10,588,745
                                                                   ------------
UNITED STATES: 54.2%
   112,700     Adobe System, Incorporated (a)                         3,128,552
   144,050     Anadarko Petroleum Corporation                         6,624,860
   622,300     Applied Materials, Incorporated                        6,465,697
    78,200     Boeing Company                                         4,780,366
   139,200     Carnival Corporation                                   4,340,256
   117,500     Caterpillar, Incorporated                              7,656,300
   386,000     Cisco Systems, Incorporated (a)                        7,739,300
   150,200     Coach, Incorporated                                    5,383,168
   119,500     Dover Corporation                                      5,348,820
   341,850     EMC Corporation (a)                                    6,235,344
    70,000     Emerson Electric Company                               3,265,500
   125,000     Fortune Brands, Incorporated                           5,598,750
   123,000     Freeport-McMoRan Copper & Gold, Incorporated           8,853,540
   238,850     General Electric Company                               3,458,548
   149,200     Hewlett Packard Company                                5,741,216
    89,900     Honeywell International, Incorporated                  3,514,191
   318,800     Intel Corporation                                      5,649,136
    91,200     Johnson & Johnson                                      5,200,224
   265,300     Microsoft Corporation                                  6,229,244
   205,900     Nordstrom, Incorporated                                5,954,628
   102,700     Nucor Corporation                                      3,777,306
   126,700     Occidental Petroleum Corporation                       9,259,236
   330,200     Oracle Corporation                                     7,224,776
   121,500     PACCAR, Incorporated                                   4,980,285
    94,600     PNC Financial Services Group, Incorporated             4,820,816
    96,300     PPG Industries, Incorporated                           6,339,429
    69,225     Procter & Gamble Company                               4,130,656


  The accompanying notes are an integral part of these financial statements.  11

SHARES/PRINCIPAL VALUE                                                 VALUE
-------------------------------------------------------------------------------
UNITED STATES: 54.2% (CONTINUED)
   118,300     Schlumberger Ltd.                                   $  6,308,939
    85,900     Target Corporation                                     4,394,644
   117,666     Time Warner, Incorporated                              3,527,627
    75,600     Union Pacific Corporation                              5,514,264
    90,300     United Technologies Corporation                        5,888,463
   100,900     Wal Mart Stores, Incorporated                          5,059,126
   168,900     Wells Fargo & Company                                  3,977,595
                                                                   ------------
                                                                    186,370,802
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $346,751,264)                                                $340,459,961
                                                                   ------------
PREFERRED STOCKS: 0.7%
BRAZIL: 0.7%
    12,584     Banco Bradesco SA                                   $    221,856
     2,225     Companhia de Bebidas das Americas
                 (AmBev) - ADR                                          246,285
     5,529     Companhia Energetica de Minas Gerais - ADR                91,339
    22,500     Gerdau S.A. - ADR                                        301,950
    23,375     Itau Unibanco Holdings SA - ADR                          504,199
    30,000     Lojas Americanas SA                                      252,128
    24,500     Vale SA - ADR                                            578,690
                                                                   ------------
                                                                      2,196,447
                                                                   ------------
TOTAL PREFERRED STOCKS
(Cost $1,762,054)                                                  $  2,196,447
                                                                   ------------
MUTUAL FUNDS: 0.1%
   360,592     SEI Daily Income Trust Government Fund                   360,592
TOTAL MUTUAL FUNDS
(Cost $360,592)                                                    $    360,592
                                                                   ------------
TOTAL INVESTMENTS
(Cost $348,873,910): 99.9%                                          343,017,000
                                                                   ------------
Other Assets in Excess of Liabilities: 0.1%                             226,507
                                                                   ------------
TOTAL NET ASSETS: 100.0%                                           $343,243,507
                                                                   ============

----------
ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
(a) Non Income Producing.


12  The accompanying notes are an integral part of these financial statements.

INDUSTRY                                              % OF NET ASSETS
---------------------------------------------------------------------
Metals & Mining                                                 10.5%
Oil, Gas & Consumable Fuels                                      9.4%
Commercial Banks                                                 8.2%
Machinery                                                        5.6%
Software                                                         4.8%
Food Products                                                    4.5%
Aerospace & Defense                                              4.2%
Pharmaceuticals                                                  4.1%
Chemicals                                                        3.9%
Semiconductors & Semiconductor Equipment                         3.8%
Industrial Conglomerates                                         3.7%
Computers & Peripherals                                          3.6%
Household Durables                                               3.4%
Multiline Retail                                                 3.2%
Communications Equipment                                         3.0%
Electrical Equipment                                             2.7%
Capital Markets                                                  2.7%
Energy Equipment & Services                                      2.5%
Internet Software & Services                                     2.3%
Road & Rail                                                      1.6%
Textiles, Apparel & Luxury Goods                                 1.6%
Food & Staples Retailing                                         1.5%
Automobiles                                                      1.5%
Wireless Telecommunication Services                              1.5%
Hotels Restaurants & Leisure                                     1.4%
Household Products                                               1.2%
Real Estate Management & Development                             1.0%
Media                                                            1.0%
Insurance                                                        1.0%
Electronic Equipment & Instruments                               0.1%
Beverages                                                        0.1%
Diversified Telecommunication Services                           0.1%
Marine                                                           0.1%
Electric Utilities                                               0.0%
                                                               -----
  TOTAL INVESTMENT IN SECURITIES                                99.8%
Cash Equivalent                                                  0.1%
Other Assets in Excess of Liabilities                            0.1%
                                                               -----
TOTAL NET ASSETS                                               100.0%
                                                               =====


  The accompanying notes are an integral part of these financial statements.  13

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2010

ASSETS:
Investments in securities, at fair value:
  Investments at value (cost $348,873,910)                                        $ 343,017,000
  Cash                                                                                       38
  Receivables:
    Interest and dividends receivable                                                 1,096,320
    Receivable for Fund shares sold                                                      42,899
  Prepaid expenses                                                                       19,116
                                                                                  -------------
  Total Assets                                                                      344,175,373
                                                                                  -------------
LIABILITIES:
  Payable for fund shares redeemed                                                      314,363
  Payable to the adviser (Note 3)                                                       306,901
  Accrued distribution fees (Note 4)                                                    114,257
  Accrued fund administration, fund accounting, transfer agent and custody fees         128,011
  Accrued expenses                                                                       68,334
                                                                                  -------------
  Total Liabilities                                                                     931,866
                                                                                  -------------
NET ASSETS                                                                        $ 343,243,507
                                                                                  =============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                                     21,261,151
                                                                                  =============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $       16.14
                                                                                  =============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                                 $ 379,412,957
  Undistributed net investment income                                                 2,861,570
  Accumulated net realized loss on investments                                      (33,190,699)
  Net unrealized depreciation on investments                                         (5,856,910)
  Net unrealized appreciation on foreign currency                                        16,589
                                                                                  -------------
  NET ASSETS                                                                      $ 343,243,507
                                                                                  =============


14   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2010

INVESTMENT INCOME
  Dividend income(1)                                                         $ 8,054,617
  Interest income                                                                    606
                                                                             -----------
  Total Investment Income                                                      8,055,223
                                                                             -----------
EXPENSES
  Investment advisory fees (Note 3)                                            3,814,794
  Distribution fees (Note 4)                                                     342,930
  Administration fees (Note 3)                                                   291,131
  Transfer agent fees                                                            219,885
  Fund accounting fees                                                           123,761
  Miscellaneous expenses                                                         107,328
  Custody fees                                                                   107,195
  Registration fees                                                               26,270
  Audit fees                                                                      33,316
  Reports to shareholders                                                         31,625
  Legal fees                                                                      25,435
  Trustees fees                                                                   21,950
  Interest expense                                                                   538
                                                                             -----------
  Total expenses before waiver and reimbursement                               5,146,158
  Recoupment of expenses by adviser (Note 3)                                      36,690
                                                                             -----------
  Net expenses                                                                 5,182,848
                                                                             -----------
    NET INVESTMENT INCOME                                                      2,872,375
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                            (4,828,626)
  Net realized loss on foreign currency translation                               (8,734)
  Change in net unrealized appreciation (depreciation) on investments          4,920,138
  Change in net unrealized appreciation (depreciation) on foreign currency        11,880
                                                                             -----------
    Net Realized and Unrealized Gain on Investments                               94,658
                                                                             -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 2,967,033
                                                                             ===========

----------
(1)   Net of $745,925 in foreign withholding taxes.


  The accompanying notes are an integral part of these financial statements.  15

PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED        YEAR ENDED
                                                     AUGUST 31, 2010   AUGUST 31, 2009
OPERATIONS
  Net investment income                               $   2,872,375    $   4,232,547
  Net realized (loss) on investments and
    foreign currency translation                         (4,837,360)     (27,838,641)
  Change in net unrealized appreciation
    (depreciation) on investments                         4,920,138      (59,951,134)
  Change in net unrealized appreciation
    (depreciation) on foreign currency                       11,880            7,326
                                                      -------------    -------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                           2,967,033      (83,549,902)
                                                      -------------    -------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                             (3,798,545)      (2,541,948)
  From net realized gain on investments                    (175,548)      (6,295,704)
                                                      -------------    -------------
    NET DECREASE IN NET ASSETS RESULTING FROM
      DISTRIBUTIONS PAID                                 (3,974,093)      (8,837,652)
                                                      -------------    -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                              43,364,621       45,738,924
  Proceeds from reinvestment of distributions             3,841,013        8,228,346
  Cost of shares redeemed                               (64,338,295)     (55,808,714)
                                                      -------------    -------------
    NET DECREASE FROM CAPITAL SHARE TRANSACTIONS        (17,132,661)      (1,841,444)
                                                      -------------    -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS           (18,139,721)     (94,228,998)
                                                      -------------    -------------
NET ASSETS
Beginning of year                                       361,383,228      455,612,226
                                                      -------------    -------------
End of year (includes undistributed net investment
  income of $2,861,570 and $3,797,914 respectively)   $ 343,243,507    $ 361,383,228
                                                      =============    =============
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year                    22,248,130       22,500,371
                                                      -------------    -------------
Shares sold                                               2,464,458        3,274,955
Shares issued on reinvestment of distributions              221,129          620,071
Shares repurchased                                       (3,672,566)      (4,147,267)
                                                      -------------    -------------
Net decrease in capital shares                             (986,979)        (252,241)
                                                      -------------    -------------
Shares Outstanding, end of year                          21,261,151       22,248,130
                                                      =============    =============


16   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

                                                              YEAR ENDED AUGUST 31,
                                           ------------------------------------------------------------
                                             2010         2009         2008         2007         2006
                                           --------     --------     --------     --------     --------
Net asset value, beginning of year         $  16.24     $  20.25     $  24.79     $  21.51     $  19.03
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.14         0.19         0.15         0.09         0.04
  Net realized and unrealized
    gain (loss) on investments                (0.06)       (3.79)       (2.82)        3.27         2.72
                                           --------     --------     --------     --------     --------
Total from investment operations               0.08        (3.60)       (2.67)        3.36         2.76
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
  From net investment income                  (0.17)       (0.12)       (0.07)       (0.08)       (0.28)
  From net realized gain                      (0.01)       (0.29)       (1.80)          --           --
                                           --------     --------     --------     --------     --------
Total distributions                           (0.18)       (0.41)       (1.87)       (0.08)       (0.28)
                                           --------     --------     --------     --------     --------
Net asset value, end of year               $  16.14     $  16.24     $  20.25     $  24.79     $  21.51
                                           ========     ========     ========     ========     ========
Total return                                   0.42%      (17.37%)     (11.75%)      15.63%       14.54%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)       $  343.2     $  361.4     $  455.6     $  465.7     $  387.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped                       1.35%        1.51%        1.41%        1.39%        1.49%
  After fees waived and expenses
    absorbed or recouped                       1.36%        1.50%        1.41%        1.39%        1.49%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                      0.75%        1.37%        0.61%        0.37%        0.21%
Portfolio turnover rate                       10.82%       22.04%       62.96%       16.38%       43.47%

#   Net of fees waived or recouped.


  The accompanying notes are an integral part of these financial statements.  17

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2010

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Fund seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

      B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

            The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

            Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

      C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

            The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 -
            2009), or expected to be taken in the Fund's 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

      D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.


 The accompanying notes are an integral part of these financial statements.   19

      E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2010, the Total Return Fund decreased accumulated undistributed net investment income by $10,174, and decreased accumulated net realized loss on investments by $10,174.

      I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

      J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

            Borrowing activity under the Loan Agreement for the year ended August 31, 2010, was as follows:

  MAXIMUM          AMOUNT            AVERAGE           AVERAGE
   AMOUNT         INTEREST        OUTSTANDING AT       AMOUNT          INTEREST
OUTSTANDING       EXPENSE        AUGUST 31, 2010     OUTSTANDING         RATE
-----------       -------        ---------------     -----------         ----
$ 1,326,000        $ 538               $ 0             $19,205          2.750%

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2010 the Advisor recouped $36,690 from the Fund. As of August 31, 2010 all fees previously waived and expenses absorbed by the advisor have been recouped.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. For the year ended August 31, 2010, Purisima Total Return Fund paid USBFS $291,131 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2010, the Fund incurred $342,930 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the year ended August 31, 2010 were as follows:

            FUND                        PURCHASES          SALES
            ----                        ---------          -----
      Total Return Fund                $40,322,196      $55,220,099

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

      Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

      Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

      Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2010 for the Fund's assets and liabilities measured at fair value:

DESCRIPTION                LEVEL 1        LEVEL 2        LEVEL 3       TOTAL
--------------------------------------------------------------------------------
EQUITY
  Common Stock           $339,426,772   $  1,033,189     $    --   $340,459,961
  Preferred Stock        $  2,196,447   $         --     $    --   $  2,196,447
--------------------------------------------------------------------------------
TOTAL EQUITY             $341,623,219   $  1,033,189     $    --   $342,656,408
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS   $    360,592   $         --     $    --   $    360,592
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
IN SECURITIES*           $341,983,811   $  1,033,189     $    --   $343,017,000
--------------------------------------------------------------------------------
*     Please refer to the Schedule of Investments for country breakdown.

There were no significant transfers between Level 1 and Level 2 during the period. The Fund did not hold any Level 3 securities during the year ended August 31, 2010.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                         TOTAL RETURN
                                        -------------
Cost of investments for tax purposes    $ 349,196,062
                                        =============
Gross tax unrealized appreciation       $  57,236,136
Gross tax unrealized depreciation         (63,415,198)
                                        -------------
Net tax unrealized depreciation            (6,179,062)
                                        -------------
Undistributed ordinary income               2,869,810
Undistributed Long Term Capital Gains              --
                                        -------------
Total distributable earnings                2,869,810
                                        -------------
Other accumulated loss                    (32,860,198)
                                        -------------
Total accumulated loss                  $ (36,169,450)
                                        =============

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2010, the Fund deferred, on a tax basis, $4,832,066 of Post-October losses.

The tax character of distributions paid during the fiscal years ended August 31, 2010 and 2009 were as follows:

                         ORDINARY       LONG TERM
                          INCOME      CAPITAL GAINS
                          ------      -------------
Total Return Fund
  8/31/2010             $ 3,798,545    $   175,548
  8/31/2009             $ 2,541,948    $ 6,295,704

NOTE 8 - NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") "Improving Disclosures about Fair Value Measurements." The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund's financial statements.

NOTE 9 - SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that exited at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclosed the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE PURISIMA FUNDS
WOODSIDE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Purisima Total Return Fund (the "Fund"), a series of The Purisima Funds, including the schedule of investments as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Purisima Total Return Fund as of August 31, 2010, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 22, 2010

                     This page is intentionally left blank.

PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TAX NOTICE (UNAUDITED)

For the fiscal year ended August 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of dividends declared from ordinary income as qualified dividend income.

The percentage of dividend income distributed for the year ended August 31, 2010 designated as qualified dividends received deduction available to corporate shareholders is 71.56% for the Total Return Fund.

PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                        Position(s) Held
Date of Birth                         with Trust                Year Elected(1)
--------------------------------------------------------------------------------
Kenneth L. Fisher* (born 1950)        President and Trustee     1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Pierson E. Clair III (born 1948)      Trustee                   1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Scott LeFevre (born 1957)             Trustee                   2001
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)    Trustee                   2003
13100 Skyline Blvd.
Woodside, CA 94062:
--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)            Trustee                   1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)      Trustee                   1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------

                                              Number of
                                              Portfolios in
                                              Fund Complex     Other
Principal Occupation(s)                       Overseen by      Directorships
During Past Five Years                        Director         Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority          2                None
shareholder of Fisher Investment, Inc.,
the sole shareholder of the Adviser, and
has served in such capacities since the
incorporation of the Adviser in 1986.
Prior thereto, he was the founder of
Fisher Investments, a sole
proprietorship which commenced
operations in 1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of      2                Signature
Brown & Haley since 1998 (fine                                 Foods, Inc.
confectioners); Vice President of
Blummer Chocolate Company from 1980 to
1997, where he had been employed since
1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital            2                None
Management, a registered investment
adviser.
--------------------------------------------------------------------------------
Executive Director of the law firm of         2                Bay BOMA;
Berding & Weil, LLP since 1990.                                BOMA California;
                                                               Heritage Bank
                                                               (Advisory Board).
--------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA,       2                None
a registered investment adviser since 1990.
--------------------------------------------------------------------------------
Attorney in private practice in Palo          2                None
Alto, California. Prior to entering
private practice in June of 1981, served
as a Branch Chief of the Los Angeles
Regional Office of the U.S. Securities
and Exchange Commission.
--------------------------------------------------------------------------------

                                   Position(s) Held
Name, Address, Age                 with Trust                    Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)             Chief                         2005
13100 Skyline Blvd.                Compliance
Woodside, CA 94062                 Officer
--------------------------------------------------------------------------------
Keith Shintani (born 1963)         Secretary and                 2006
2020 East Financial Way            Assistant
Glendora, CA 91741                 Treasurer
--------------------------------------------------------------------------------
Michael Ricks (born 1977)          Treasurer                     2006
2020 East Financial Way
Glendora, CA 91741
--------------------------------------------------------------------------------

----------
1 Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                                  Number of
                                                  Portfolios in
                                                  Fund Complex     Other
Principal Occupation(s)                           Overseen by      Directorships
During Past Five Years                            Director         Held
--------------------------------------------------------------------------------
Vice President and Chief Compliance Officer of    N/A              None
the Adviser. Vice President of Charles Schwab
& Co., Inc. from 1995 to 2004, where he had
been employed since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund               N/A              None
Services, LLC and its predecessor, Investment
Company Administration, LLC since 1998.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund               N/A              None
Services, LLC since 2001.

PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and THE PURISIMA FUNDS collect non-public information about you from the following sources:

      o Information we receive about you on applications or other forms;
      o Information you give us orally; and
      o Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

                     This page is intentionally left blank.

ITEM 1. REPORTS TO STOCKHOLDERS.


THE PURISIMA FUNDS

      ANNUAL REPORT
      AUGUST 31, 2010
      The Purisima All-Purpose Fund

A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima All-Purpose Fund for the 12-month period ending August 31, 2010. The Fund seeks to provide protection against declines in the value of the US and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC.

PERFORMANCE SUMMARY (UNAUDITED)
FOR YEAR ENDED AUGUST 31, 2010

PURISIMA ALL-PURPOSE FUND
GROWTH OF $10,000

PURISIMA ALL-PURPOSE FUND CUMULATIVE TOTAL RETURN VERSES MERRILL LYNCH U.S. TREASURY BILLS 0-3 MONTHS INDEX $10,000 INVESTED FROM FUND INCEPTION ON 11/01/05 TO 8/31/10*

[The following table was represented as a line chart in the printed material.]

                                               MERRILL LYNCH U.S. TREASURY BILLS
  MONTH         PURISIMA ALL-PURPOSE FUND              0-3 MONTHS INDEX
  -----         -------------------------              ----------------
 11/1/2005              10,000                              10,000
 2/28/2006              10,160                              10,128
 5/31/2006              10,351                              10,246
 8/31/2006              10,562                              10,374
11/30/2006              10,743                              10,506
 2/28/2007              10,908                              10,636
 5/31/2007              11,103                              10,779
 8/31/2007              11,330                              10,923
11/30/2007              11,481                              11,049
 2/29/2008              11,692                              11,153
 5/31/2008              11,749                              11,193
 8/31/2008              11,818                              11,250
11/30/2008              11,956                              11,308
 2/28/2009              11,936                              11,310
 5/31/2009              12,175                              11,318
 8/31/2009              12,139                              11,325
11/30/2009              12,127                              11,331
 2/28/2010              12,095                              11,333
 5/31/2010              12,047                              11,336
 8/31/2010              12,022                              11,341

                            PURISIMA ALL-PURPOSE FUND
                  ONE-YEAR
                    Annual Total Return**               -0.96%
                  SINCE INCEPTION (11/01/2005)
                    Cumulative Total Return(1)**        20.22%
                    Average Annual Total Return(2)**     3.89%

               MERRILL LYNCH U.S. TREASURY BILLS 0-3 MONTHS INDEX
                  ONE-YEAR
                    Annual Total Return**                0.14%
                  SINCE FUND INCEPTION (11/01/2005)
                    Cumulative Total Return(1)**        12.67%
                    Average Annual Total Return(2)**     2.50%

PLEASE NOTE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800-841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
1. Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.
* The Merrill Lynch US Treasury Bills 0-3 Months Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.
** The total returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The total return reflects the rate an investment would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

SECTOR BREAKDOWN(1) (UNAUDITED)

                        PURISIMA ALL-PURPOSE FUND
----------------------------------------------------------------------
U.S. Treasury Obligations                                        68.3%
Mutual Funds                                                     31.7%
----------------------------------------------------------------------
Total                                                           100.0%

(1) Percentage of Total Investments as of August 31, 20010

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2010 to August 31, 2010 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND               ACUTAL        HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)          PERFORMANCE    (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (03/01/10)     $1,000.00             $1,000.00

Ending Account Value (08/31/10)          $994.00             $1,017.64

Expenses Paid During Period(1)             $7.54                 $7.63
--------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010

PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
U.S. TREASURY BILLS - 29.9%
  15,000            0.000%, 12/16/2010                                 $ 14,994
                                                                       --------
                  TOTAL U.S. TREASURY BILLS (COST $14,988)               14,994
                                                                       --------
U.S. TREASURY NOTES - 40.8%
  10,000            5.125%, 06/30/2011                                 $ 10,404
  10,000            1.000%, 12/31/2011                                   10,084
                                                                       --------
                  TOTAL U.S. GOVERNMENT NOTES (COST $20,349)           $ 20,488
                                                                       --------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS - 32.8%
  16,454          SEI Daily Income Trust Government Fund                 16,454
                                                                       --------
                  TOTAL MUTUAL FUNDS (COST $16,454)                    $ 16,454
                                                                       --------
TOTAL INVESTMENTS (COST $51,791) - 103.5%                              $ 51,936
Liabilities in Excess of Other Assets - (3.5)%                           (1,778)
                                                                       --------
TOTAL NET ASSETS - 100.0%                                              $ 50,158
                                                                       ========

   The accompanying notes are an integral part of these financial statements.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2010

                                                               ALL-PURPOSE FUND
                                                               ----------------
ASSETS
  Investments in securities, at cost                           $         51,791
                                                               ================
  Investments in securities, at value                          $         51,936
  Receivables:
    Dividends and interest                                                  106
  Due from Adviser                                                       11,661
  Prepaid expenses                                                       16,558
                                                               ----------------
    Total Assets                                                         80,261
                                                               ----------------
LIABILITIES
  Accrued administration fees                                             2,916
  Accrued transfer agent fees                                             3,751
  Accrued audit fees                                                     11,755
  Accrued fund accounting fees                                            7,836
  Accrued reports to shareholders                                         1,217
  Other accrued expenses                                                  2,628
                                                               ----------------
    Total Liabilities                                                    30,103
                                                               ----------------
NET ASSETS                                                     $         50,158
                                                               ================
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                          5,041
                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                    $           9.95
                                                               ================
COMPONENTS OF NET ASSETS
  Paid-in capital                                              $         50,012
  Accumulated net realized gain on investments                                1
  Net unrealized appreciation on investments                                145
                                                               ----------------
    Net assets                                                 $         50,158
                                                               ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2010

                                                               ALL-PURPOSE FUND
                                                               ----------------
INVESTMENT INCOME
  Income
    Interest                                                   $            271
                                                               ----------------
      Total income                                                          271
                                                               ----------------
  Expenses
    Advisory fees (Note 3)                                                  505
    Administration fees (Note 3)                                         41,850
    Transfer agent fees                                                  15,865
    Fund accounting fees                                                 31,095
    Custody fees                                                          3,785
    Reports to shareholders                                               3,983
    Registration fees                                                    14,983
    Audit fees                                                           12,495
    Legal fees                                                              103
    Trustee fees                                                         23,065
    Miscellaneous                                                           556
                                                               ----------------
      Total expenses                                                    148,285
      Less: Expenses waived by Adviser (Note 3)                        (147,529)
                                                               ----------------
      Net expenses                                                          756
                                                               ----------------
        NET INVESTMENT LOSS                                                (485)
                                                               ----------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
  Net realized gain on investments                                            1
  Change in net unrealized depreciation on investments                      (23)
                                                               ----------------
    Net loss on investments                                                 (22)
                                                               ----------------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $           (507)
                                                               ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED         YEAR ENDED
INCREASE IN NET ASSETS FROM:                                                     AUGUST 31, 2010    AUGUST 31, 2009
                                                                                 ---------------    ---------------
OPERATIONS
  Net investment income (loss)                                                   $          (485)   $           951
  Net realized gain on investments                                                             1                  7
  Change in net unrealized appreciation (depreciation) on investments                        (23)               168
                                                                                 ---------------    ---------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (507)             1,126
                                                                                 ---------------    ---------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                                                (712)            (1,006)
  From net realized gains from investments                                                    --                (15)
                                                                                 ---------------    ---------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                     (712)            (1,021)
                                                                                 ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in outstanding shares (a)               712             21,021
                                                                                 ---------------    ---------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (507)            21,126
                                                                                 ---------------    ---------------
NET ASSETS
  Beginning of year                                                                       50,665             29,539
                                                                                 ---------------    ---------------
  END OF YEAR                                                                    $        50,158    $        50,665
                                                                                 ===============    ===============
  Undistributed net investment income                                            $            --    $           712
                                                                                 ===============    ===============

(a) A summary of capital share transactions is as follows:

                                                        YEAR ENDED                YEAR ENDED
                                                     AUGUST 31, 2010           AUGUST 31, 2009
                                                   SHARES        VALUE       SHARES        VALUE
                                                 ----------   ----------   ----------   ----------
Shares sold                                              --   $       --        1,992   $   20,000
Shares issued on reinvestment of distributions           71          712          101        1,021
Shares redeemed                                          --           --           --           --
                                                 ----------   ----------   ----------   ----------
Net increase                                             71   $      712        2,093   $   21,021
                                                 ==========   ==========   ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.

                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR      NOVEMBER 1,
                                              ENDED            ENDED            ENDED            ENDED          2005^ THRU
                                            AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,
                                               2010             2009             2008             2007             2006
                                           ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period       $      10.19     $      10.27     $      10.47     $      10.50     $      10.00
                                           ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           (0.10)            0.19             0.46             0.69             0.56
  Net realized and unrealized gain
    (loss) on investments                            --             0.08            (0.03)            0.04               --
                                           ------------     ------------     ------------     ------------     ------------
Total from investment operations                  (0.10)            0.27             0.43             0.73             0.56
                                           ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS:
  From net investment income                      (0.14)           (0.35)           (0.63)           (0.76)           (0.06)
  From net realized gain                             --             -***               --               --               --
                                           ------------     ------------     ------------     ------------     ------------
Total distributions                               (0.14)           (0.35)           (0.63)           (0.76)           (0.06)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value, end of period             $       9.95     $      10.19     $      10.27     $      10.47     $      10.50
                                           ============     ============     ============     ============     ============
Total return                                      (0.96%)           2.71%            4.31%            7.27%            5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $       50.2     $       50.7     $       29.5     $       28.3     $       26.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                             294.12%          357.92%          500.20%          545.57%          620.25%*
  After fees waived                                1.50%            1.50%            1.50%            1.50%            1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                         (0.96%)           2.28%            4.44%            6.66%            6.71%*

Portfolio turnover rate                            0.00%            0.00%            0.00%            0.00%            0.00%**

----------
#     Net of fees waived.
*     Annualized.
**    Not annualized.
***   Amount represents less than $0.01 per share.
^     Commencement of operations.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2010

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities. From its inception through August 31, 2010, the Fund has invested exclusively in money-market instruments.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                            PURISIMA ALL-PURPOSE FUND

      B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

            The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

            Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

      C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

            In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

            The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 -
            2009), or expected to be taken in the Fund's 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

                            PURISIMA ALL-PURPOSE FUND

      D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

            Options purchased are recorded as investments; options written
            (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At August 31, 2010, the Fund had no options outstanding.

      H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

                            PURISIMA ALL-PURPOSE FUND


            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      I . INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31 2010, the Fund paid the Adviser $505.

As of August 31, 2010, the Adviser has reimbursed the Fund $147,529 to limit its total expenses to not more than 1.50% of the average daily net assets.

At August 31, 2010 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

FUND                       AUGUST 31, 2011   AUGUST 31, 2012   AUGUST 31, 2013
----                       ---------------   ---------------   ---------------
Purisima All-Purpose Fund  $       144,904   $       148,806   $       147,529

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an

                            PURISIMA ALL-PURPOSE FUND


affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the year ended August 31, 2010, Purisima All-Purpose Fund paid USBFS $41,850 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2010, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended August 31, 2010, were as follows:

      FUND                                PURCHASES            SALES
      ----                                ---------            -----
      Purisima All-Purpose Fund              $ 0                $ 0

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

      Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

      Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

      Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs

                            PURISIMA ALL-PURPOSE FUND


      are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

      The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

      The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2010 for the Fund's assets and liabilities measured at fair value:

Description                        Level 1     Level 2     Level 3      Total
--------------------------------------------------------------------------------
FIXED INCOME
  Federal Agency Obligations      $      --   $  35,482   $      --   $  35,482
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                $      --   $  35,482   $      --   $  35,482
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS            $  16,454   $      --   $      --   $  16,454
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES   $  16,454   $  35,482   $      --   $  51,936
--------------------------------------------------------------------------------

There were no significant transfers between level 1 & 2 during current period presented. The Fund did not hold any level 3 securities during the period.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

                            PURISIMA ALL-PURPOSE FUND

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                                     All-Purpose
                                                     -----------
Cost of investments for tax purposes                 $    51,791
                                                     ===========
Gross tax unrealized appreciation                    $         -
Gross tax unrealized depreciation                    $         -
                                                     -----------
Net tax unrealized appreciation                      $       145
                                                     -----------
Undistributed long term gain                         $         1
                                                     -----------
Total accumulated earnings                           $       146
                                                     ===========

The tax character of distributions paid during the fiscal years ended August 31, 2010 and 2009 were as follows:

                                Ordinary Income         Long Term Capital Gains
                                ---------------         -----------------------
Purisima All-Purpose Fund
        8/31/2010                      $712                        --
        8/31/2009                    $1,021                        --

NOTE 8 - NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") "Improving Disclosures about Fair Value Measurements." The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund's financial statements.

NOTE 9 - SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that exited at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclosed the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE PURISIMA FUNDS
WOODSIDE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Purisima All-Purpose Fund (the "Fund"), a series of The Purisima Funds, including the schedule of investments as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period November 1, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Purisima All-Purpose Fund as of August 31, 2010, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period November 1, 2005 to August 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 22, 2010

OTHER INFORMATION

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TAX NOTICE (UNAUDITED)

Additional Information applicable to foreign shareholders only: The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the year ended August 31, 2010 is 0.00%.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

      The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

      The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                      FUND
                           POSITION(S)                                                              COMPLEX            OTHER
NAME, ADDRESS,                 HELD         YEAR                     PRINCIPAL                    OVERSEEN BY      DIRECTOR-SHIPS
DATE OF BIRTH               WITH TRUST   ELECTED(1)     OCCUPATION(S) DURING PAST FIVE YEARS        DIRECTOR            HELD
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher           President       1996    Chief Executive Officer and majority               2        None
(born 1950)                and Trustee              shareholder of Fisher Investments, Inc.,
13100 Skyline Blvd.                                 the sole shareholder of the Adviser, and
Woodside, CA 94062                                  has served in such capacities since the
                                                    incorporation of the Adviser in 1986.
                                                    Prior thereto, he was the founder of Fisher
                                                    Investments, a sole proprietorship which
                                                    commenced operations in 1979.

Pierson E. Clair III         Trustee        1996    President and Chief Executive Officer of           2        Signature Foods,
(born 1948)                                         Brown & Haley since 1998 (fine                              Inc.
13100 Skyline Blvd.                                 confectioners); Vice President of Blummer
Woodside, CA 94062                                  Chocolate Company from 1980 to 1997, where
                                                    he had been employed since 1970.

Scott LeFevre                Trustee        2001    Sole proprietor of LeFevre Capital                 2        None
(born 1957)                                         Management,
13100 Skyline Blvd.                                 a registered investment adviser.
Woodside, CA 94062

Alfred D. McKelvy, Jr.       Trustee        2003    President and Chief Executive Officer of           2        East Bay BOMA; BOMA
(born 1948)                                         Omnimetric Services, LLC. since 2009,                       California;
13100 Skyline Blvd.                                 Executive Director of the law firm of                       Heritage Bank
Woodside, CA 94062:                                 Berding & Weil, LLP since 1990.                             (Advisory Board).

Bryan F. Morse               Trustee        1996    Sole proprietor of Bryan F. Morse, RIA, a          2        None
(born 1952)                                         registered investment adviser since 1990.
13100 Skyline Blvd.
Woodside, CA 94062

Grover T. Wickersham         Trustee        1996    Attorney in private practice in Palo Alto,         2        None
(born 1949)                                         California. Prior to entering private
13100 Skyline Blvd.                                 practice in June of 1981, served as a
Woodside, CA 94062                                  Branch Chief of the Los Angeles Regional
                                                    Office of the U.S. Securities and Exchange
                                                    Commission.

Tom Fishel                    Chief         2005    Vice President and Chief Compliance Officer       N/A       None
(born 1960)                 Compliance              of the Adviser. Vice President of Charles
13100 Skyline Blvd.          Officer                Schwab & Co., Inc. from 1995 to 2004, where
Woodside, CA 94062                                  he had been employed since 1983.

Keith Shintani (born      Secretary and     2006    Vice President of U.S. Bancorp Fund               N/A       None
1963)                       Assistant               Services, LLC and its predecessor,
2020 East Financial Way     Treasurer               Investment Company Administration, LLC
Glendora, CA 91741                                  since 1998.

----------
1 Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                      FUND
                           POSITION(S)                                                              COMPLEX            OTHER
NAME, ADDRESS,                 HELD         YEAR                     PRINCIPAL                    OVERSEEN BY      DIRECTOR-SHIPS
DATE OF BIRTH               WITH TRUST   ELECTED(2)     OCCUPATION(S) DURING PAST FIVE YEARS        DIRECTOR            HELD
------------------------------------------------------------------------------------------------------------------------------------
Michael Ricks (born         Treasurer       2006    Vice President of U.S. Bancorp Fund                N/A              None
1977)                                               Services, LLC since 2001.
2020 East Financial Way
Glendora, CA 91741

----------
2 Trustees and officers of the Funds serve until their resignation, removal or retirement.

                                 PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

o     Information we receive about you on applications or other forms;

o     Information you give us orally; and

o     Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

THE REGISTRANT UNDERTAKES TO PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF ITS CODE OF ETHICS BY MAIL WHEN THEY CALL THE REGISTRANT AT 1-800-851-8845.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT IT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. AT THIS TIME, THE REGISTRANT BELIEVES THAT THE EXPERIENCE PROVIDED BY EACH MEMBER OF THE AUDIT COMMITTEE TOGETHER OFFERS THE REGISTRANT ADEQUATE OVERSIGHT FOR THE REGISTRANT'S LEVEL OF FINANCIAL COMPLEXITY.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

      --------------------------------------------------------------------
                                    FYE 08/31/2010          FYE 08/31/2009
      --------------------------------------------------------------------
      Audit Fees                        39,900                  38,000
      Audit-Related Fees                    --                      --
      Tax Fees                           6,300                   6,000
      All Other Fees                        --                      --
      --------------------------------------------------------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by TAIT, WELLER AND BAKER LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

       -----------------------------------------------------------------
                                    FYE 08/31/2010        FYE 08/31/2009
       -----------------------------------------------------------------
       Audit-Related Fees                  0%                    0%
       Tax Fees                            0%                    0%
       All Other Fees                      0%                    0%
       -----------------------------------------------------------------

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

    ----------------------------------------------------------------------
    Non-Audit Related Fees             FYE 08/31/2010       FYE 08/31/2009
    ----------------------------------------------------------------------
    Registrant                               --                   --
    Registrant's Investment Adviser          --                   --
    ----------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. 1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

      (2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The Purisima Funds

      By /s/ Kenneth L. Fisher
      -------------------------------
         Kenneth L. Fisher, President

      Date  11/03/2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By /s/ Kenneth L. Fisher
      -------------------------------
         Kenneth L. Fisher, President

      Date  11/03/2010


      By /s/ Michael Ricks
      ------------------------
      Michael Ricks, Treasurer

      Date  11/02/2010